Organization and Business Background (Details)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2024 USD ($)	Jun. 18, 2024 USD ($) $ / shares shares	Sep. 21, 2023 USD ($)	Aug. 16, 2022	Mar. 21, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Oct. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 21, 2024 USD ($)	Jan. 12, 2024 USD ($)	Jun. 14, 2023 USD ($)	Mar. 14, 2023 USD ($)	Feb. 21, 2023 USD ($)
Organization and Business Background [Line Items]
Sale of stock price per share (in Dollars per share) | $ / shares													$ 16.5
Gross proceeds													$ 2,012,500
Exercise price warrants (in Dollars per share) | $ / shares					$ 11.5			$ 0.01		$ 0.01			$ 11.5
Shares issued (in Shares) | shares								1,846,250		1,846,250			1,846,250	1,846,250
Risk free interest rate													0.75%
Volatility percentage													12.96%
Expected Term													1 year
Probability of business combination percentage													85.00%
Number of representative shares (in Shares) | shares													57,500
Fair value of representative shares													$ 441,025
Sold to purchase unit													$ 100
Unit purchase option (in Shares) | shares													270,250
Units exercisable per share (in Dollars per share) | $ / shares													$ 11
Aggregate exercise price													$ 2,972,750
Purchase Unit													$ 100
Fair value per share (in Dollars per share) | $ / shares													$ 7.67
Transaction costs								$ 4,331,021		$ 4,331,021			$ 4,331,021
Underwriting discounts										1,150,000			1,150,000
Deferred underwriting discounts and commissions													2,012,500
Other offering costs								519,403		519,403			519,403
Fair value of unit purchase option								208,093		$ 208,093			$ 208,093
Outstanding percentage					100.00%								100.00%
Deposits			$ 100,000										$ 575,000
Trust account per share (in Dollars per share) | $ / shares										$ 0.1			$ 0.1
Extension aggregate										$ 1,725,000			$ 1,725,000
Aggregate per share (in Dollars per share) | $ / shares										$ 0.3			$ 0.3
Interest payable													$ 50,000
Earnest money deposit													200,000			$ 200,000			$ 125,000
Other income													125,000
Deposits			100,000										$ 100,000				$ 575,000	$ 575,000
Net tangible assets			5,000,001
Common stock shares (in Shares) | shares													758,539
Redemption amount							$ 8,200,000
Working deficit								(6,326,974)		$ (6,326,974)			$ (4,622,035)	$ (2,097,374)
Excise tax				1.00%
Tax liability													$ 81,578
Date of incorporation										Sep. 09, 2020
Number of share issued (in Shares) | shares													1
Representative shares fair value										$ 441,025
Deferred underwriting discounts and commissions								2,012,500		2,012,500			$ 2,012,500	$ 2,012,500
Withdrew amount										838,369
Pay for income taxes											$ 538,109
Net tangible assets								5,000,001		5,000,001
Interest to pay dissolution expenses										50,000
Deposit in trust account								$ 100,000		$ 100,000
Redemption price per share (in Dollars per share) | $ / shares								$ 11.78		$ 11.78			$ 11.1	$ 10.46
Cash								$ 8,434		$ 8,434			$ 30,823	$ 10,763
Working deficit								4,036,215		4,036,215
Percentage of excise tax				1.00%
Excise tax liability								$ 462,021		462,021			81,578
Excise tax return										$ 380,443	$ 81,578		$ 81,578
Redeemable Warrant [Member]
Organization and Business Background [Line Items]
Number of shares in each unit (in Shares) | shares					1
Number of warrant rights (in Shares) | shares					10
Number of share issued (in Shares) | shares													1
Warrant [Member]
Organization and Business Background [Line Items]
Number of warrant (in Shares) | shares								1		1
Exercise price warrants (in Dollars per share) | $ / shares					$ 11.5			$ 11.5		$ 11.5
Risk free interest rate													1.16%
Volatility percentage													12.96%
Expected Term													5 years
Price per share (in Dollars per share) | $ / shares													$ 9.03
Exercise shares (in Shares) | shares								5,750,000		270,250
Private Warrant [Member]
Organization and Business Background [Line Items]
Number of shares in each unit (in Shares) | shares					1
Number of share issued (in Shares) | shares										1			1
Private Rights [Member]
Organization and Business Background [Line Items]
Number of warrant (in Shares) | shares					1
Private Right [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares										1
Common Stock [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares					1					1			1
Redemption shares (in Shares) | shares		3,395,590				3,395,590	758,539
Aggregate payment		$ 38				$ 38,030,691	$ 8,157,801
Common Stock [Member] | Private Warrant [Member]
Organization and Business Background [Line Items]
Exercise price warrants (in Dollars per share) | $ / shares													$ 11.5
Number of share issued (in Shares) | shares										1			1
Measurement Input, Risk Free Interest Rate [Member]
Organization and Business Background [Line Items]
Business combination								0.75		0.75
Fair value of grant								1.61		1.61
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Fair value of grant								1.16		1.16
Measurement Input, Price Volatility [Member]
Organization and Business Background [Line Items]
Business combination								12.96		12.96
Fair value of grant								12.96		12.96
Measurement Input, Price Volatility [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Fair value of grant								12.96		12.96
Measurement Input, Expected Term [Member]
Organization and Business Background [Line Items]
Business combination								1		1
Fair value of grant								5		5
Measurement Input, Expected Term [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Fair value of grant								5		5
Measurement Input probability Rate [Member]
Organization and Business Background [Line Items]
Business combination								85		85
Measurement Input Probability [Member]
Organization and Business Background [Line Items]
Fair value of grant								85		85
Unit Purchase Options [Member]
Organization and Business Background [Line Items]
Risk free interest rate										1.61%			1.61%
Volatility percentage										12.96%			12.96%
Expected Term										5 years			5 years
Probability of business combination percentage													85.00%
Sold to purchase unit										$ 100			$ 100
Unit purchase option (in Shares) | shares										270,250			270,250
Units exercisable per share (in Dollars per share) | $ / shares										$ 11			$ 11
Aggregate exercise price										$ 2,972,750			$ 2,972,750
Purchase Unit								$ 100		100			100
Fair value of purchase unit										$ 208,093			$ 208,093
Fair value per share (in Dollars per share) | $ / shares								$ 7.67		$ 7.67			$ 7.67
Fair value of unit purchase option								$ 208,093		$ 208,093			$ 208,093
Business Combination [Member]
Organization and Business Background [Line Items]
Shares price (in Dollars per share) | $ / shares								$ 9.2		$ 9.2			$ 10.15
Trust account per share (in Dollars per share) | $ / shares										$ 0.1
Outstanding percentage													100.00%
Net tangible assets			5,000,001
Number of share issued (in Shares) | shares										1			1
Deposit in trust account		$ 50,000															$ 575,000	$ 575,000
Business Combination [Member] | Unit Purchase Options [Member]
Organization and Business Background [Line Items]
Risk free interest rate													1.61%
Expected Term													5 years
Business Combination [Member]
Organization and Business Background [Line Items]
Shares price (in Dollars per share) | $ / shares								$ 10.15		$ 10.15
Deposits													$ 575,000
Trust account per share (in Dollars per share) | $ / shares													$ 0.1
Extension aggregate													$ 1,500,000
Aggregate per share (in Dollars per share) | $ / shares													$ 0.3
Outstanding percentage										100.00%
Net tangible assets			5,000,001
Redemption price per share (in Dollars per share) | $ / shares		$ 11.2
Maxim Group LLC [Member]
Organization and Business Background [Line Items]
Shares issued (in Shares) | shares													57,500
Exercise shares (in Shares) | shares										57,500
Forecast [Member]
Organization and Business Background [Line Items]
Excise tax return												$ 380,443
Initial Public Offering [Member]
Organization and Business Background [Line Items]
Number of stock issued (in Shares) | shares					5,750,000					5,750,000
Sale of stock price per share (in Dollars per share) | $ / shares					$ 10
Gross proceeds					$ 57,500,000								$ 57,500,000
Number of shares in each unit (in Shares) | shares					1
Number of warrant (in Shares) | shares					1
Number of warrant rights (in Shares) | shares					1
Outstanding percentage										100.00%
Deposits		$ 50,000	100,000					$ 575,000		$ 575,000
Assets held in trust													30,823
Working deficit													$ 2,870,013
Excise tax				1.00%
Exercise shares (in Shares) | shares					5,750,000			6,101,250	6,101,250	232,500	6,101,250
Applicable excise tax rate percentage				1.00%
Initial Public Offering [Member] | Redeemable Warrant [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares					1
Initial Public Offering [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Exercise price warrants (in Dollars per share) | $ / shares								$ 0.21		$ 0.21
Initial Public Offering [Member] | Public Rights [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares					1
Initial Public Offering [Member] | Common Stock [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares					1								1
Private Placement [Member]
Organization and Business Background [Line Items]
Number of stock issued (in Shares) | shares					351,250					351,250
Sale of stock price per share (in Dollars per share) | $ / shares					$ 10			10		$ 10			$ 10
Exercise price warrants (in Dollars per share) | $ / shares								11.5		$ 11.5			$ 11.5
Gross proceeds										$ 3,512,500			$ 3,512,500
Net proceeds from sale of private units					$ 58,362,500
Price per share (in Dollars per share) | $ / shares					$ 10.15
Private Placement [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Exercise price warrants (in Dollars per share) | $ / shares								$ 11.5		$ 11.5
Representative Shares [Member]
Organization and Business Background [Line Items]
Shares issued (in Shares) | shares								57,500		57,500			57,500
Number of representative shares (in Shares) | shares													57,500
Fair value of representative shares													$ 441,025
Exercise shares (in Shares) | shares										57,500
Representative shares fair value										$ 441,025
Representative Shares [Member] | Business Combination [Member]
Organization and Business Background [Line Items]
Shares price (in Dollars per share) | $ / shares								$ 7.67		$ 7.67			$ 7.67
Representative Shares [Member] | Maxim Group LLC [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares										57,500
Over-Allotment Option [Member] | Business Combination [Member]
Organization and Business Background [Line Items]
Extension aggregate													$ 1,725,000
Trust Account [Member]
Organization and Business Background [Line Items]
Payments of initial public offering	$ 100,000		$ 100,000
Business Combination [Member] | Initial Public Offering [Member]
Organization and Business Background [Line Items]
Outstanding percentage													100.00%
Sponsor [Member]
Organization and Business Background [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 10.15		$ 10.15
Public per share (in Dollars per share) | $ / shares													$ 10.15
Deposit in trust account								$ 575,000		$ 575,000
Continental Stock Transfer & Trust Company, LLC [Member]
Organization and Business Background [Line Items]
Deposits															$ 575,000
Deposit in trust account								$ 575,000		$ 575,000
Trust Account [Member]
Organization and Business Background [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 10.15		$ 10.15			$ 10.15
Common Stock [Member] | Redeemable Warrant [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares					1
Common Stock [Member] | Private Right [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares										1
Common Stock [Member] | Business Combination [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares					1